CONDENSED CONSOLIDATED STATEMENTS OF OTHER COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ 5,529	$ (19,666)	$ (36,862)	$ (29,641)
Other comprehensive income (loss):
Unrealized losses on interest rate swaps	(14,759)	0	(4,198)	0
Losses from interest rate swaps reclassified into earnings from accumulated other comprehensive income	6,059	0	8,770	0
Other comprehensive (loss) income	(8,700)	0	4,572	0
Comprehensive loss	$ (3,171)	$ (19,666)	$ (32,290)	$ (29,641)